Basis of Preparation (Details) - Schedule of Property, premises and equipment are stated at cost less accumulated depreciation and any impairment	12 Months Ended
Dec. 31, 2022
Basis of Preparation (Details) - Schedule of Property, premises and equipment are stated at cost less accumulated depreciation and any impairment [Line Items]
Office buildings	50 years
Aircraft	12 years 6 months
Office furniture	5 years
Computers	3 years
Equipment	4 years
Leasehold improvements	5 years
Vehicles	5 years
Bottom of Range [member]
Basis of Preparation (Details) - Schedule of Property, premises and equipment are stated at cost less accumulated depreciation and any impairment [Line Items]
Right-of-use assets	2 years
Top of Range [member]
Basis of Preparation (Details) - Schedule of Property, premises and equipment are stated at cost less accumulated depreciation and any impairment [Line Items]
Right-of-use assets	7 years